Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 15, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Reebonz Holding Ltd
Entity Central Index Key	0001752108
Trading Symbol	RBZ
Amendment Flag	true
Amendment Description	Reebonz Holding Limited (the "Company") hereby amends its Annual Report on Form 20-F for the fiscal year ended December 31, 2018 (the "Annual Report") through the filing of this Amendment No. 1 (this "Amendment"). This Amendment is being filed to amend "Item 18 - Financial Statements" of the Annual Report to include certain financial information for the fiscal year ended December 31, 2016, including the consolidated statement of cash flows and consolidated statements of changes in equity in US Dollars, that were previously filed in Singapore Dollars, in the Company's prior filings. Certifications of the Company's Chief Executive Officer and Chief Financial Officer are hereby refiled as of the date of this Amendment. Except as provided above, this Amendment does not amend, update or restate any other items or sections of the Annual Report and does not reflect events occurring after the original filing date of the Annual Report.
Current Fiscal Year End Date	--12-31
Document Type	20-F/A
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		2,686,720